Note 24 - Financial Instruments - Changes in Fair Value of DPP (Details) - Deferred Purchase Price on AR Facility [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Balance, January 1	$ 87,957	$ 69,873
Additions to DPP	306,088	68,017
Collections on DPP	(151,202)	(51,994)
Fair value adjustment	(71)	(142)
Foreign exchange and other	(3,937)	2,203
Balance, December 31	$ 238,835	$ 87,957